Annual Operating Expenses {- Franklin Large Cap Growth VIP Fund} - FTVIP Class 2-70 - Franklin Large Cap Growth VIP Fund - Class 2	May 01, 2021
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual Fund operating expenses	1.09%